Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Amounts outstanding under credit facilities
As of December 31, 2014 and December 31, 2013, the Company had the following debt amounts outstanding:

(In US$ millions)	December 31, 2014	December 31, 2013
External debt agreements
Amended Senior Secured Credit Facilities	2,881.0	—
$1,450 facility	422.9	—
Sub-total external debt	3,303.9	—
Less current portion long term debt	(76.5)	—
Long-term external debt	3,227.4	—

Related party debt agreements
Rig Financing and Loan Agreements
$1,500 facility	—	643.5
West Vencedor Loan Agreement (previously $1,200 facility)	78.2	90.5
$550 facility	—	440.0
$440 facility	158.8	178.6
$1,121 facility	—	472.6
Sub-total Rig Financing Agreements	237.0	1,825.2

Other related party debt
$109.5 T-15 vendor financing facility	109.5	109.5
$229.9 discount note	—	229.9
$70.0 discount note	—	70.0
Related party revolving credit facility	—	125.9
Total related party debt	346.5	2,360.5
Less current portion of related party debt and short term revolver	(40.4)	(234.2)
Long-term related party debt and related party loan notes	306.1	2,126.3

Total external and related party debt	3,650.4	2,360.5

Maturities of outstanding debt
The outstanding debt as of December 31, 2014 is repayable as follows:

(In US$ millions)	As at December 31,
2015	116.9
2016	215.1
2017	204.8
2018	122.0
2019	63.6
2020 and thereafter	2,928.0
Total external and related party debt	3,650.4